Finance income, finance costs and revaluation of financial instruments - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 AUD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 6,217.9			£ 6,481.3
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 125			$ 715
Average interest rate	0.96%	0.96%	0.96%	0.96%	0.78%	0.78%	0.78%
US commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 0
US commercial paper [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 540			$ 860
Average interest rate	2.28%	2.28%	2.28%	2.28%	1.47%	1.47%	1.47%
Australian New Zealand revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 439			$ 412
Average interest rate	3.27%	3.27%	3.27%	3.27%	3.24%	3.24%	3.24%
US Dollar bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 2,784
Average interest rate	4.46%	4.46%	4.46%	4.46%
Eurobonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €	€ 3,700
Average interest rate	1.64%	1.64%	1.64%	1.64%
Sterling bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 600.0
Average interest rate	4.04%	4.04%	4.04%	4.04%